Investment Components (Detail) - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		$ 72,170
Debt investments, Recorded Basis		71,084
Derivative, net		876	$ 500
Cash and cash equivalents		20,935	30,242
Short-term Investments		55,908	64,323
Equity and other investments		36,348	15,405
Cash, cash equivalents, and investments		113,191	109,970
Equity Securities
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		28,856	13,718
Cash and cash equivalents		1,616	1,045
Short-term Investments		0	0
Equity and other investments		27,240	12,673
Equity Securities | Other
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		24,567	9,141
Cash and cash equivalents		0	0
Short-term Investments		0	0
Equity and other investments		24,567	9,141
Equity Securities | Level 1
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		4,289	4,577
Cash and cash equivalents		1,616	1,045
Short-term Investments		0	0
Equity and other investments		2,673	3,532
Cash
Cash Cash Equivalents And Investments [Line Items]
Cash		13,059	11,711
Cash and cash equivalents		13,059	11,711
Short-term Investments		0	0
Equity and other investments		0	0
Derivatives, net
Cash Cash Equivalents And Investments [Line Items]
Derivative, net	[1]	192	282
Cash and cash equivalents	[1]	0	0
Short-term Investments	[1]	192	10
Equity and other investments	[1]	0	272
Debt Securities
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		72,170	85,589
Debt investments, Unrealized Gains		188	295
Debt investments, Unrealized Losses		(1,274)	(1,625)
Debt investments, Recorded Basis		71,084	84,259
Cash and cash equivalents		6,260	17,486
Short-term Investments		55,716	64,313
Equity and other investments		9,108	2,460
Debt Securities | Commercial Paper | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		2,987	10,880
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		2,987	10,880
Cash and cash equivalents		2,373	9,939
Short-term Investments		614	941
Equity and other investments		0	0
Debt Securities | Certificates of deposit | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		1,745	2,653
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		1,745	2,653
Cash and cash equivalents		1,701	2,309
Short-term Investments		44	344
Equity and other investments		0	0
Debt Securities | U.S. government securities | Level 1
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		49,714	52,878
Debt investments, Unrealized Gains		2	71
Debt investments, Unrealized Losses		(1,154)	(1,462)
Debt investments, Recorded Basis		48,562	51,487
Cash and cash equivalents		399	4,742
Short-term Investments		40,675	46,745
Equity and other investments		7,488	0
Debt Securities | U.S. agency securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		3,133	2,686
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		3,133	2,686
Cash and cash equivalents		1,787	496
Short-term Investments		1,346	2,190
Equity and other investments		0	0
Debt Securities | Foreign government bonds | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		221	349
Debt investments, Unrealized Gains		12	24
Debt investments, Unrealized Losses		(7)	(9)
Debt investments, Recorded Basis		226	364
Cash and cash equivalents		0	0
Short-term Investments		226	364
Equity and other investments		0	0
Debt Securities | Mortgage- and asset-backed securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		1,813	2,558
Debt investments, Unrealized Gains		5	10
Debt investments, Unrealized Losses		(23)	(27)
Debt investments, Recorded Basis		1,795	2,541
Cash and cash equivalents		0	0
Short-term Investments		1,795	2,541
Equity and other investments		0	0
Debt Securities | Corporate notes and bonds | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		10,682	10,763
Debt investments, Unrealized Gains		49	124
Debt investments, Unrealized Losses		(71)	(101)
Debt investments, Recorded Basis		10,660	10,786
Cash and cash equivalents		0	0
Short-term Investments		10,660	10,786
Equity and other investments		0	0
Debt Securities | Corporate notes and bonds | Level 3
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		1,618	2,511
Debt investments, Unrealized Gains		120	65
Debt investments, Unrealized Losses		0	(5)
Debt investments, Recorded Basis		1,738	2,571
Cash and cash equivalents		0	0
Short-term Investments		118	111
Equity and other investments		1,620	2,460
Debt Securities | Municipal securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		152	207
Debt investments, Unrealized Gains		0	1
Debt investments, Unrealized Losses		(5)	(7)
Debt investments, Recorded Basis		147	201
Cash and cash equivalents		0	0
Short-term Investments		147	201
Equity and other investments		0	0
Debt Securities | Municipal securities | Level 3
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		105	104
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		(14)	(14)
Debt investments, Recorded Basis		91	90
Cash and cash equivalents		0	0
Short-term Investments		91	90
Equity and other investments		$ 0	$ 0

[1]	Refer to Note 5 – Derivatives for further information on the fair value of our derivative instruments.